Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Convertible preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock shares authorized	714,286	714,286	714,286
Convertible preferred stock shares issued	0	0	0
Convertible preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	24,000,000	12,000,000	12,000,000
Common stock shares issued	6,479,633	6,171,736	4,289,322
Common stock shares outstanding	6,479,633	6,171,736	4,289,322